Reverse Recapitalization - Shares Reconciliation (Details) - shares		12 Months Ended
	Jun. 09, 2021	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Common Stock of ARYA outstanding prior to the Business Combination (in shares)		33,069,513
Common Stock of ARYA (in shares)	18,721,137
Shares issued in PIPE Financing (in shares)	20,000,000
Business Combination and PIPE Financing shares (in shares)	38,721,137
Legacy Nautilus shares (in shares)	85,324,118
Total shares of Common Stock immediately after the Business Combination (in shares)	124,045,255	124,303,083
Arya Sciences Acquisition Corp III
Schedule Of Reverse Recapitalization [Line Items]
Common Stock of ARYA outstanding prior to the Business Combination (in shares)	19,186,500
Less redemption of Arya shares (in shares)	(465,363)
Total shares of Common Stock immediately after the Business Combination (in shares)	18,721,137